STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
CONTRIBUTIONS:
Employee	$ 37,132,244
Employer	18,902,307
Rollover	8,070,321
Total contributions	64,104,872
Interest, dividend and other income	5,369,275
Net appreciation in the fair value of investments	145,366,848
Total investment income	150,736,123
DEDUCTIONS:
Distributions to participants	122,293,368
Administrative expenses	444,849
Total deductions	122,738,217
CHANGE IN NET ASSETS	92,102,778
NET ASSETS AVAILABLE FOR BENEFITS — Beginning of year	909,951,597
NET ASSETS AVAILABLE FOR BENEFITS — End of year	$ 1,002,054,375